Submission	Sep. 17, 2024
Submission [Line Items]
Central Index Key	0001650132
Registrant Name	Four Corners Property Trust, Inc.
Registration File Number	333-268205
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES